VALUATION AND QUALIFYING ACCOUNTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income tax valuation allowance
Allowance for doubtful accounts
Balance at Beginning of Period	$ 6,276	$ 15,437	$ 15,479
Additions Charged to Costs and Expenses	171	48	48
Deductions	434	9,209	90
Balance at End of Period	6,013	6,276	15,437
Continuing Operations | Allowance for doubtful accounts, Accounts receivable
Allowance for doubtful accounts
Balance at Beginning of Period	17,895	14,380	15,827
Additions Charged to Costs and Expenses	40,729	39,081	52,045
Deductions	40,102	35,566	53,492
Balance at End of Period	18,522	17,895	14,380
Continuing Operations | Allowance for doubtful accounts, Notes receivable
Allowance for doubtful accounts
Balance at Beginning of Period	2,467	2,329	2,251
Additions Charged to Costs and Expenses	1,097	519	923
Deductions	739	381	845
Balance at End of Period	$ 2,825	$ 2,467	$ 2,329